[redacted]

CIK 97134

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

06062178

CERT NYS

RECD S.E.C.
NOV 2 2 2006
1088

1-16191

November 22, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Tennant Company, Preferred Share Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 22, 2006.

Sincerely,

PROCESSED
NOV 2 9 2006
THOMSON
FINANCIAL